Other Income and Finance Expense (Tables)	6 Months Ended
Jun. 30, 2025
Other Income and Finance Expense [Abstract]
Schedule of Finance Expense	FINANCE EXPENSE
	June 30, 2025		June 30, 2024
	USD	AED	AED
Imputed interest from due to related party	112,975	414,842	331,950
Interest expense from lease	3,984	14,631	25,493
	116,959	429,473	357,443